Stockholders' deficiency - Stock options outstanding and exercisable (Details 2) (Stock Options)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Canadian dollars per share)		0.50		0.50
Number of stock options outstanding	1,020,000	1,020,000	1,020,000	1,020,000	0
Weighted average remaining contractual life (years)	8 years 10 months 13 days	8 years 10 months 13 days	9 years 1 month 13 days	9 years 1 month 13 days
Weighted average exercise price (in Canadian dollars per share)	$ 0.50	0.50	$ 0.50	0.50
Number of stock options exercisable	660,500	660,500	575,500	575,500
Exercise price (in Canadian dollars per share)		0.50		0.50